Net Loss Per Share Attributable to Common Stockholders (Tables)	9 Months Ended		12 Months Ended
	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021
Summary of earnings per share, basic and diluted
The following table presents a reconciliation of the numerator and denominator used to compute basic and diluted net income (loss) per share for each class of common stock:

	For the Three Months Ended September 30, 2021		For the Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common share:
Numerator:
Allocation of net income (loss)	$(5,308,662)	$(1,327,165)	$(16,219,758)	$(5,201,757)
Denominator:
Basic and diluted weighted average common shares outstanding	34,500,000	8,625,000	26,032,967	8,348,901

Basic and diluted net income (loss) per common share	$(0.15)	$(0.15)	$(0.62)	$(0.62)

Planet Labs Inc [Member]
Summary of earnings per share, basic and diluted	The following table sets forth the computation of basic and diluted loss per Class A common stock and Class B common stock (amounts in thousands, except share and per share amounts):

	Nine Months Ended October 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(91,159)	$(89,605)
Denominator:
Basic and diluted weighted-average common shares outstanding used in computing net loss per share attributable to common stockholders	30,264,402	28,640,817

Basic and diluted net loss per share attributable to common stockholders	$(3.01)	$(3.13)
The following table sets forth the computation of basic and diluted loss per Class A common stock and Class B common stock (amounts in thousands, except share and per share amounts):

	Year Ended January 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(127,103)	$(123,714)
Denominator:
Basic and diluted weighted-average common shares outstanding used in computing net loss per share attributable to common stockholders	28,863,607	27,981,802
Basic and diluted net loss per share attributable to common stockholders	$(4.40)	$(4.42)

Summary of antidilutive securities excluded from computation of earnings per share
The following table presents the potential common stock outstanding that was excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	Nine Months Ended October 31,
	2021	2020
Convertible Preferred Stock	85,682,990	85,682,990
Warrants to purchase Series B Convertible Preferred Stock	497,010	497,010
Warrants to purchase Series D Convertible Preferred Stock	1,476,468	1,476,468
Convertible notes	5,285,711	4,680,515
Common stock options	29,061,900	23,894,808
Restricted Stock Units	3,485,003	1,085,610
Early exercised common stock options, subject to future vesting	1,140,000	—

	126,629,082	117,317,401

The following table presents the potential common stock outstanding that was excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been antidilutive:

	Year Ended January 31,
	2021	2020
Convertible Preferred Stock	85,682,990	85,682,990
Warrants to purchase Series B Convertible Preferred Stock	497,010	497,010
Warrants to purchase Series D Convertible Preferred Stock	1,476,468	486,940
Convertible notes	4,742,818	599,548
Common stock options	25,620,937	20,093,732
Restricted Stock Units	1,085,610	940,930

	119,105,833	108,301,150